Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Changes in the Allowance for Credit Losses
The table below summarizes the changes in the allowance for credit losses for 2011, 2010 and 2009.

	2011
(Dollars in millions)	Home Loans	Credit Card and Other Consumer	Commercial	Total Allowance
Allowance for loan and lease losses, January 1	$19,252	$15,463	$7,170	$41,885
Loans and leases charged off	(9,291)	(12,247)	(3,204)	(24,742)
Recoveries of loans and leases previously charged off	894	2,124	891	3,909
Net charge-offs	(8,397)	(10,123)	(2,313)	(20,833)
Provision for loan and lease losses	10,300	4,025	(696)	13,629
Other	(76)	(796)	(26)	(898)
Allowance for loan and lease losses, December 31	21,079	8,569	4,135	33,783
Reserve for unfunded lending commitments, January 1	—	—	1,188	1,188
Provision for unfunded lending commitments	—	—	(219)	(219)
Other	—	—	(255)	(255)
Reserve for unfunded lending commitments, December 31	—	—	714	714
Allowance for credit losses, December 31	$21,079	$8,569	$4,849	$34,497

	2010
	Home Loans	Credit Card and Other Consumer	Commercial	Total Allowance
				2010	2009
Allowance for loan and lease losses, January 1 (1)	$16,329	$22,243	$9,416	$47,988	$23,071
Loans and leases charged off	(10,915)	(20,865)	(5,610)	(37,390)	(35,483)
Recoveries of loans and leases previously charged off	396	2,034	626	3,056	1,795
Net charge-offs	(10,519)	(18,831)	(4,984)	(34,334)	(33,688)
Provision for loan and lease losses	13,335	12,115	2,745	28,195	48,366
Other	107	(64)	(7)	36	(549)
Allowance for loan and lease losses, December 31	19,252	15,463	7,170	41,885	37,200
Reserve for unfunded lending commitments, January 1	—	—	1,487	1,487	421
Provision for unfunded lending commitments	—	—	240	240	204
Other	—	—	(539)	(539)	862
Reserve for unfunded lending commitments, December 31	—	—	1,188	1,188	1,487
Allowance for credit losses, December 31	$19,252	$15,463	$8,358	$43,073	$38,687

(1)
The 2010 balance includes $10.8 billion of allowance for loan and lease losses related to the adoption of new consolidation guidance. This includes $573 million for the home loans portfolio segment and $10.2 billion for the credit card and other consumer portfolio segment.

Carrying Value of Outstanding Loans and Leases
The table below presents the allowance and the carrying value of outstanding loans and leases by portfolio segment at December 31, 2011 and 2010.

Allowance and Carrying Value by Portfolio Segment

	December 31, 2011
(Dollars in millions)	Home Loans	Credit Card and Other Consumer	Commercial	Total
Impaired loans and troubled debt restructurings (1)
Allowance for loan and lease losses (2)	$1,946	$2,410	$545	$4,901
Carrying value (3)	21,462	7,100	8,113	36,675
Allowance as a percentage of carrying value	9.07%	33.94%	6.71%	13.36%
Collectively evaluated for impairment
Allowance for loan and lease losses	$10,674	$6,159	$3,590	$20,423
Carrying value (3, 4)	344,821	202,010	302,089	848,920
Allowance as a percentage of carrying value (4)	3.10%	3.05%	1.19%	2.41%
Purchased credit-impaired loans
Valuation allowance	$8,459	n/a	n/a	$8,459
Carrying value gross of valuation allowance	31,801	n/a	n/a	31,801
Valuation allowance as a percentage of carrying value	26.60%	n/a	n/a	26.60%
Total
Allowance for loan and lease losses	$21,079	$8,569	$4,135	$33,783
Carrying value (3, 4)	398,084	209,110	310,202	917,396
Allowance as a percentage of carrying value (4)	5.30%	4.10%	1.33%	3.68%

	December 31, 2010
Impaired loans and troubled debt restructurings (1)
Allowance for loan and lease losses (2)	$1,871	$4,786	$1,080	$7,737
Carrying value (3)	13,904	11,421	10,645	35,970
Allowance as a percentage of carrying value	13.46%	41.91%	10.15%	21.51%
Collectively evaluated for impairment
Allowance for loan and lease losses	$10,964	$10,677	$6,078	$27,719
Carrying value (3, 4)	358,765	222,967	282,820	864,552
Allowance as a percentage of carrying value (4)	3.06%	4.79%	2.15%	3.21%
Purchased credit-impaired loans
Valuation allowance	$6,417	n/a	$12	$6,429
Carrying value gross of valuation allowance	36,393	n/a	204	36,597
Valuation allowance as a percentage of carrying value	17.63%	n/a	5.76%	17.57%
Total
Allowance for loan and lease losses	$19,252	$15,463	$7,170	$41,885
Carrying value (3, 4)	409,062	234,388	293,669	937,119
Allowance as a percentage of carrying value (4)	4.71%	6.60%	2.44%	4.47%

(1)
Impaired loans include nonperforming commercial loans and all TDRs, including both commercial and consumer TDRs. Impaired loans exclude nonperforming consumer loans unless they are classified as TDRs, and all consumer and commercial loans accounted for under the fair value option.

(2)	Commercial impaired allowance for loan and lease losses includes $172 million and $445 million at December 31, 2011 and 2010 related to U.S. small business commercial renegotiated TDR loans.

(3)	Amounts are presented gross of the allowance for loan and lease losses.

(4)	Outstanding loan and lease balances and ratios do not include loans accounted for under the fair value option of $8.8 billion and $3.3 billion at December 31, 2011 and 2010.
n/a = not applicable